Consolidated Statements of Cash Flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	CAD 702	CAD 747
Environmental expenditures	(19)	(18)
Adjustments for non-cash items:
Depreciation and amortization (excluding removal costs)	667	641
Regulatory assets and liabilities	(3)	(69)
Deferred income taxes (Note 7)	(2,817)	10
Other	24	0
Changes in non-cash balances related to operations (Note 24)	187	(55)
Net cash from (used in) operating activities	(1,259)	1,256
Financing activities
Long-term debt issued	350	628
Long-term debt retired	(585)	(776)
Short-term notes issued	1,491	0
Common shares issued	2,600	0
Dividends paid	(888)	(287)
Amount contributed by noncontrolling interest (Note 22)	0	72
Distributions paid to noncontrolling interest	(5)	0
Change in bank indebtedness	(2)	(29)
Other	(7)	(3)
Net cash from (used in) financing activities	2,954	(395)
Investing activities
Property, plant and equipment (Note 24)	(1,594)	(1,481)
Intangible assets (Note 24)	(37)	(23)
Capital contributions received (Note 24)	62	0
Proceeds from investment	0	250
Other	6	(6)
Net cash used in investing activities	(1,706)	(1,326)
Net change in cash and cash equivalents	(11)	(465)
Cash and cash equivalents, beginning of year	100	565
Cash and cash equivalents, end of year	89	100
Acquisition of Haldimand Hydro [Member]
Investing activities
Payments to acquisition (Note 4)	(66)	0
Acquisition of Woodstock Hydro [Member]
Investing activities
Payments to acquisition (Note 4)	(24)	0
Hydro One Brampton [Member]
Investing activities
Investment in Hydro One Brampton (Note 4)	(53)	0
Norfolk Power [Member]
Investing activities
Payments to acquisition (Note 4)	CAD 0	CAD (66)